UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23309

The Destra International & Event-Driven Credit Fund

(Exact name of registrant as specified in charter)

C/O Destra Capital Management LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312.843.6161

Date of fiscal year end: September 30

Date of reporting period: July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2018 TO JUNE 30, 2019

Item 1: Proxy Voting Record

Registrant: Destra International & Event-Driven Credit Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	ISIN	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
ITALONLINE SPA	IOLM	IT0005187940	4/30/2019	1. RESOLUTIONS RELATED TO THE CO-OPTION OF A
DIRECTOR AS PER ARTICLE 2386 OF THE ITALIAN
CIVIL CODE, RESOLUTIONS RELATED THERETO:
ELECT ROBERTO GIACCHI AS DIRECTOR AND
APPROVE HIS REMUNERATION
2 ITALIAONLINE S.P.A. BALANCE SHEET AS OF 31
DECEMBER 2018. RESOLUTIONS RELATED
THERETO
3 REWARDING REPORT, SECTION FIRST, AS PER
ARTICLE 123-TER OF THE LEGISLATIVE DECREE
NO. 58/1998, RESOLUTIONS RELATED THERETO
4 TO AUTHORIZE THE PURCHASE AND DISPOSAL OF
OWN SHARES, AS PER ARTICLES 2357 AND 2357-
TER OF THE ITALIAN CIVIL CODE, ARTICLE 132 OF
THE LEGISLATIVE DECREE AS OF 24 FEBRUARY
1998 NO. 58 AND ARTICLE 144-BIS OF CONSOB
REGULATION ADOPTED WITH RESOLUTION NO.
11971 OF 14 MAY 1999 AND RELATED
AMENDMENTS, UPON REVOCATION, FOR THE
UNUSED PART, OF THE AUTHORIZATION
RESOLVED BY 27 APRIL 2018 ORDINARY
SHAREHOLDERS MEETING, RESOLUTIONS
				RELATED THERETO	ISSUER	Yes	FOR	FOR
AA PLC	AA	GB00BMSKPJ95	6/5/2019	1 TO RECEIVE THE REPORT AND ACCOUNTS Management
2 TO APPROVE THE DIRECTORS REMUNERATION
REPORT
3 TO APPROVE PAYMENT OF A FINAL DIVIDEND: 1.4P
PER ORDINARY SHARE
4 TO ELECT MARK BROOKER AS A DIRECTOR OF THE
COMPANY
5 TO ELECT STEVE BARBER AS A DIRECTOR OF THE
COMPANY
6 TO RE-ELECT JOHN LEACH AS A DIRECTOR OF THE
COMPANY
7 TO RE-ELECT SIMON BREAKWELL AS A DIRECTOR
OF THE COMPANY
8 TO RE-ELECT ANDREW BLOWERS AS A DIRECTOR
OF THE COMPANY
9 TO RE-ELECT CATHRYN RILEY AS A DIRECTOR OF
THE COMPANY
10 TO RE-ELECT SUZI WILLIAMS AS A DIRECTOR OF
THE COMPANY
11 TO RE-APPOINT PRICEWATERHOUSECOOPERS LLP
AS AUDITOR
12 TO AUTHORISE THE DIRECTORS TO DETERMINE
THE REMUNERATION OF THE COMPANYS AUDITOR
13 TO AUTHORISE THE COMPANY TO MAKE POLITICAL
DONATIONS OF UP TO 50 000 POUNDS
14 TO AUTHORISE THE DIRECTORS TO ALLOT SHARES 15 TO AUTHORISE THE DIRECTORS TO ALLOT
FURTHER SHARES IN CONNECTION WITH A PREEMPTIVE
OFFER TO EXISTING SHAREHOLDERS BY
WAY OF A RIGHTS ISSUE
16 TO DISAPPLY PRE-EMPTION RIGHTS 17 TO AUTHORISE THE COMPANY TO PURCHASE ITS
OWN SHARES
Vote Summary
18 TO APPROVE GENERAL MEETINGS OTHER THAN
ANNUAL GENERAL MEETINGS BEING CALLED ON 14
CLEAR DAYS NOTICE
CMMT 03 MAY 2019: PLEASE NOTE THAT THIS IS A
REVISION DUE TO MODIFICATION OF THE-TEXT OF
				RESOLUTION 3	ISSUER	Yes	FOR	FOR
SCORPIO TANKERS INC	STNG	MHY7542C1306	6/4/2019	1. DIRECTOR
1 Cameron Mackey
2 Alexandre Albertini
3 Marianne Okland
2. To approve the appointment of PricewaterhouseCoopers
Audit as the Company’s independent auditors for the
				fiscal year ending December 31, 2019.	ISSUER	Yes	FOR	FOR
DIAMOND BANK ENERGY INC	FANG	US25278X1090	6/6/2019	1A Election of Director: Steven E. West Management
1B Election of Director: Travis D. Stice Management
1C Election of Director: Michael L. Hollis Management
1D Election of Director: Michael P. Cross Management
1E Election of Director: David L. Houston Management
1F Election of Director: Mark L. Plaumann Management
1G Election of Director: Melanie M. Trent Management
2. Proposal to approve the Company’s 2019 Amended and
Restated Equity Incentive Plan Management
3. Proposal to approve, on an advisory basis, the
compensation paid to the Company’s named executive
officers Management
4. Proposal to ratify the appointment of Grant Thornton LLP
as the Company’s independent auditors for the fiscal year
				ending December 31, 2019 Management	ISSUER	NO	ABSTAIN	AGAINST
TELE COLUMBUS AG	TLQGF	DE000TCAG172	6/21/2019	1 TO RECEIVE THE REPORT AND ACCOUNTS Management For For
2 TO APPROVE THE DIRECTORS REMUNERATION REPORT
3 TO APPROVE PAYMENT OF A FINAL DIVIDEND: 1.4P
PER ORDINARY SHARE
4 TO ELECT MARK BROOKER AS A DIRECTOR OF THE
COMPANY
5 TO ELECT STEVE BARBER AS A DIRECTOR OF THE
COMPANY
6 TO RE-ELECT JOHN LEACH AS A DIRECTOR OF THE
COMPANY
7 TO RE-ELECT SIMON BREAKWELL AS A DIRECTOR
OF THE COMPANY
8 TO RE-ELECT ANDREW BLOWERS AS A DIRECTOR
OF THE COMPANY
9 TO RE-ELECT CATHRYN RILEY AS A DIRECTOR OF
THE COMPANY
10 TO RE-ELECT SUZI WILLIAMS AS A DIRECTOR OF
THE COMPANY
11 TO RE-APPOINT PRICEWATERHOUSECOOPERS LLP
AS AUDITOR
12 TO AUTHORISE THE DIRECTORS TO DETERMINE
THE REMUNERATION OF THE COMPANYS AUDITOR
13 TO AUTHORISE THE COMPANY TO MAKE POLITICAL
DONATIONS OF UP TO 50 000 POUNDS
14 TO AUTHORISE THE DIRECTORS TO ALLOT SHARES
15 TO AUTHORISE THE DIRECTORS TO ALLOT
FURTHER SHARES IN CONNECTION WITH A PREEMPTIVE
OFFER TO EXISTING SHAREHOLDERS BY
WAY OF A RIGHTS ISSUE
16 TO DISAPPLY PRE-EMPTION RIGHTS Management For For
17 TO AUTHORISE THE COMPANY TO PURCHASE ITS
OWN SHARES
Vote Summary
18 TO APPROVE GENERAL MEETINGS OTHER THAN
ANNUAL GENERAL MEETINGS BEING CALLED ON 14
				CLEAR DAYS NOTICE	ISSUER	Yes	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Destra International & Event-Driven Credit Fund

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date:	August 20, 2019